CONTINGENT SHARES PAYABLE AND EARNOUT LIABILITIES	12 Months Ended
Dec. 31, 2025
Asset Acquisition, Contingent Consideration, Liability [Abstract]
CONTINGENT SHARES PAYABLE AND EARNOUT LIABILITIES	CONTINGENT SHARES PAYABLE AND EARNOUT LIABILITIES

Activity related to the contingent shares and earnout liabilities consisted of the following (in thousands):

Balance at December 31, 2023	$34,589
Change in Fair Value of Contingent Liabilities	(14,324)
Balance at December 31, 2024	20,265
Reclassification of Contingent Shares Payable to Additional Paid-In Capital	(20,265)
Balance at December 31, 2025	$—
Contingent Earnout – Camarillo Transaction
During the year ended December 31, 2021, the Company purchased certain real property in Camarillo, California (the “Camarillo Transaction”). As a consideration for the option to purchase certain real property in conjunction with the Camarillo Transaction (the “Option Right”), the Company was obligated to pay a contingent earnout fee of up to $75 million, payable in Equity Shares, if certain conditions and financial metrics were met. During the quarter ended March 31, 2025, the measurement period concluded, and it was determined that the financial metrics were not met.
The contingent consideration was classified as a Level 3 investment in the fair value hierarchy. The value of the contingent consideration was based upon the potential earn-out of the facilities’ adjusted earnings during the earnout period and was measured at fair value using a discounted cash flow model that was based on unobservable inputs. As of December 31, 2024, the fair value of the contingent earnout was nil. During the year ended December 31, 2024, due to a decrease in the projected financial metrics related to the Company’s operations at the facility, the Company reduced the fair value of the earnout liability. The Company recorded a decrease of $18.1 million in fair value during the year ended December 31, 2024, included in gain on change in fair value of contingent liabilities and shares payable on the Consolidated Statement of Operations.
Contingent Shares – Camarillo Transaction
As additional consideration for the Option Right, the Company issued 6,500,000 Equity Shares upon the closing of the Camarillo Transaction. The Company allocated the fair value of the Option Right to the assets acquired upon its exercise in September 2021. In addition to the Equity Shares issued for the Option Right, the Company was obligated to issue up to 3,500,000 Equity Shares as a contingent payment, which are subject to certain conditions and events following closing. During the year ended December 31, 2025, the Company issued 500,000 shares related to the contingent payment. The Company is obligated to issue up to an additional 3,000,000 Equity Shares as a contingent payment, which are subject to certain conditions and events. As conditions related to the 3,500,000 Equity Shares were expected to be satisfied, in accordance with U.S. GAAP, the Company reclassified the $20.3 million value of the shares from contingent shares payable and earnout liabilities to additional paid-in capital on the Consolidated Balance Sheet during the year ended December 31, 2025.
The contingent shares were classified as Level 3 investments in the fair value hierarchy. The value of the contingent consideration was based upon the value of the Company’s Equity Shares, the probability of future events occurring and other unobservable inputs. As of December 31, 2024, the fair value of the contingent payment included as a component in contingent shares payable and earnout liabilities in the accompanying Consolidated Balance Sheets was $20.3 million. The Company recorded an increase of $3.7 million in fair value during the year ended December 31, 2024, included in gain on change in fair value of contingent liabilities and shares payable on the Consolidated Statement of Operations.